Related Parties And Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - Ping An Insurance Company of ChinaLtd [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash	¥ 9,648,043	¥ 14,392,047
Financial assets at fair value through profit or loss	3,500,726	3,029,174
Account and other receivables and contract assets	3,052,127	2,040,869
Payable to platform investors, accounts and other payables and contract liabilities, payable to investors of consolidated structured entities and other liabilities	801,748	1,888,065
Financial assets at amortized cost	¥ 1,279,156	¥ 4,159,973